Segmented Information - Reconciliation of Segment Mine Operating Earnings to Company's Earnings Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
General and administrative	$ (34,852)	$ (36,375)
Exploration and project development	(11,071)	(7,096)
Mine care and maintenance (Note 21)	(31,780)	(102,105)
Foreign exchange losses	(11,267)	(5,474)
Gains on derivatives (Note 8c)	5,393	3,543
Gains on sale of mineral properties, plant and equipment (Note 11)	32,167	7,922
Income from equity investees (Note 12)	4,347	10,529
Other income (expense) (Note 26)	36	(21,144)
Earnings from operations	320,911	209,977
Investment (loss) income (Note 8b)	(59,722)	62,139
Interest and finance expense (Note 22)	(16,198)	(20,104)
Earnings before income taxes	244,991	252,012
Mine operating segments [member]
Disclosure of operating segments [line items]
Earnings from operations	$ 367,938	$ 360,177